Significant accounting policies	9 Months Ended
Sep. 30, 2017
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2. Significant accounting policies

a.	Basis of presentation

The accompanying unaudited condensed interim consolidated financial statements are prepared in accordance with US GAAP for interim financial information. In the opinion of Management, all adjustments considered necessary for a fair presentation, which are of a normal recurring nature, have been included. All inter-company balances and transactions are eliminated. The footnotes are condensed and do not include all of the disclosures required for a complete set of financial statements. Therefore, the unaudited condensed interim consolidated financial statements should be read in conjunction with the audited financial statements for the year ended December 31, 2016, included in the Partnership’s Annual Report on Form 20-F (the “Annual Report”).

It has been determined that PT Hoegh LNG Lampung, Höegh LNG FSRU III Ltd., Höegh LNG Colombia Holding Ltd., SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd. are variable interest entities. A variable interest entity (“VIE”) is defined by US GAAP as a legal entity where either (a) the voting rights of some investors are not proportional to their rights to receive the expected residual returns of the entity, their obligations to absorb the expected losses of the entity, or both, and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards. The guidance requires a VIE to be consolidated if any of its interest holders are entitled to a majority of the entity’s residual returns or are exposed to a majority of its expected losses.

Based upon the criteria set forth in US GAAP, the Partnership has determined that PT Hoegh LNG Lampung is a VIE, as the equity holders, through their equity investments, may not participate fully in the entity’s expected residual returns and substantially all of the entity’s activities either involve, or are conducted on behalf of, the Partnership. The Partnership is the primary beneficiary, as it has the power to make key operating decisions considered to be most significant to the VIE and receives all the expected benefits or expected losses. Therefore, 100% of the assets, liabilities, revenues and expenses of PT Hoegh LNG Lampung are included in the consolidated financial statements. Dividends may only be paid if the retained earnings are positive under Indonesian law and requirements are fulfilled under the Lampung Facility. As of September 30, 2017, PT Hoegh LNG Lampung has negative retained earnings and therefore cannot make dividend payments under Indonesia law. Under the Lampung facility, there are limitations on cash dividends and loans that can be made to the Partnership. Refer to note 12.

The Partnership has also determined that Höegh LNG FSRU III Ltd. is a VIE, as the equity investment does not provide sufficient equity to permit the entity to finance its activities without financial guarantees. The Partnership is the primary beneficiary, as it has the power to make key operating decisions considered to be most significant to the VIE and receives all the expected benefits or expected losses. Therefore, 100% of the assets, liabilities, revenues and expenses of Höegh LNG FSRU III Ltd. are included in the consolidated financial statements. Under Cayman Islands law, dividends may only be paid out of profits or capital reserves if the entity is solvent after the distribution. Under the Gallant/Grace facility, there are limitations on dividends and loans distributions that can be made to the Partnership. Refer to note 12. The Partnership is a guarantor of the Gallant/Grace facility.

Höegh LNG Colombia Holding Ltd. is a VIE since the entity would not be able to finance its activities without financial guarantees under its subsidiary’s facility to finance Höegh Grace. As of January 1, 2017, the Partnership is the primary beneficiary, as it has the power to make key operating decisions considered to be most significant to the VIE and receives the majority of the expected benefits or expected losses. Therefore, 100% of the assets, liabilities, revenues and expenses of Höegh LNG Colombia Holding Ltd., and subsidiaries, are included in the consolidated financial statements with a non-controlling interest is reflected for the minority share. Under Cayman Islands law, dividends may only be paid out of profits or capital reserves if the entity is solvent after the distributions.

In addition, the Partnership has determined that the two joint ventures, SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd., are VIEs since each entity did not have a sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support at the time of its initial investment. The entities have been financed with third party debt and subordinated shareholders loans. The Partnership is not the primary beneficiary, as the Partnership cannot make key operating decisions considered to be most significant to the VIEs, but has joint control with the other equity holders. Therefore, the joint ventures are accounted for under the equity method of accounting as the Partnership has significant influence. The Partnership’s carrying value is recorded in advances to joint ventures and accumulated losses of joint ventures in the consolidated balance sheets. For SRV Joint Gas Ltd., the Partnership had a receivable for the advances of $2.5 million and $3.9 million, respectively, and the Partnership’s accumulated losses or its share of net liabilities were $13.7 million and $11.2 million, respectively, as of September 30, 2017 and December 31, 2016. The Partnership’s carrying value for SRV Joint Gas Two Ltd., consists of a receivable for the advances of $0.7 million and $3.3 million, respectively, and the Partnership’s accumulated losses or its share of net liabilities were $13.1 million and $14.7 million, respectively, as of September 30, 2017 and December 31, 2016. The major reason that the Partnership’s accumulated losses in the joint ventures are net liabilities is due to the fair value adjustments for the interest rate swaps recorded as liabilities on the combined balance sheets of SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd. The maximum exposure to loss is the carrying value of the receivables, which is subordinated to the joint ventures’ long-term bank debt, the investments in the joint ventures (accumulated losses), as the shares are pledged as security for the joint ventures’ long-term bank debt and Höegh LNG’s commitment under long-term bank loan agreements to fund its share of drydocking costs and remarketing efforts in the event of an early termination of the charters. If the charters terminate for any reason that does not result in a termination fee, the joint ventures’ long-term bank debt would be subject to mandatory repayment. Dividend distributions require a) agreement of the other joint venture owners; b) fulfilment of requirements of the long-term bank loans; c) and under Cayman Islands law may be paid out of profits or capital reserves subject to the joint venture being solvent after the distribution.

b.	Significant accounting policies

The accounting policies used in the preparation of the unaudited condensed interim consolidated financial statements are consistent with those applied in the audited financial statements for the year ended December 31, 2016 included in the Partnership’s Annual Report, except as described below:

Colombian tax paid directly by charterer: Under terms of the contracts for the Höegh Grace (see note 4), the charterer in Colombia pays the full invoiced amount for the time charter to the Partnership’s subsidiaries. In addition, the charterer pays certain taxes directly to the Colombian tax authorities on behalf of the Partnership’s subsidiaries. The tax payments are a mechanism in Colombia for advance collection of income taxes for the Höegh LNG Colombia S.A.S and a final income tax on Colombian source income for Höegh LNG FSRU IV Ltd.

The Partnership concluded these third party payments to the tax authorities represent income taxes that must be accounted for under the US GAAP guidance for income taxes. As a result, the amount of taxes paid by the charterer is recorded as a component of time charter revenues and current income tax expense. The non-cash time charter revenues and non-cash income tax expense (note 8) was $200 and $632, respectively, for the three and nine months ended September 30, 2017 and are separately disclosed in the consolidated statement of cash flows.

c.	Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued a new accounting standard, Revenue from Contracts with Customers, as subsequently updated by the FASB. Under the new standard, an entity must identify performance obligations and the transaction price in a contract, and allocate the transaction price to specific performance obligations to recognized revenue when the obligations are completed. Revenue for most contracts with customers will be recognized when promised goods or services are transferred to customers in an amount that reflects consideration that the entity expects to be entitled, subject to certain limitations. Under the new standard, additional qualitative and quantitative disclosures are required. The scope of this guidance does not apply to leases, financial instruments, guarantees and certain non-monetary transactions. However, the scope of the guidance does apply to the allocation of the transaction price to lease elements and non-lease elements. The standard is effective for annual periods beginning after December 15, 2017, including interim periods within those annual periods. The Partnership made an initial assessment in 2016 of the impact of this standard on its contracts for evaluating potential material effects of this standard on its consolidated financial statements when adopted. The most significant implementation matters identified for the Partnership involved the allocation of the contract consideration, subject to certain limitations, to the lease element, covered by other guidance, and the non-lease or service element for which this guidance applies. At the FASB’s meeting on June 21, 2017, the FASB answered an implementation question related to the allocation of contract consideration to revenue and lease components, noting that it did not intend for an entity to revisit the allocation of contract consideration to lease components when it adopts the new revenue standard. Based upon the analysis to date and the clarification by the FASB, the Partnership does not expect material effects on the timing or amounts of revenue recognized under the guidance of this standard. The Partnership is in the process of completing a detailed analysis on a contract by contract basis of the implementation of the standard and is evaluating the impact of disclosure requirements. The Partnership will implement the standard on January 1, 2018 and expects to apply the modified retrospective approach with the cumulative effect of initially applying the standard as an adjustment to the opening balance of equity.

In February 2016, the FASB issued revised guidance for leasing, Leases. The objective is to establish the principles that lessors and lessees shall apply to report useful information to users of financial statements about the amount, timing and uncertainty of cash flows arising from a lease. The Partnership is the lessor for the time charters for its FSRUs. Accounting by a lessor is largely unchanged from the previous standard. The Partnership does not have any material leased assets. A lessee will be required to recognize in its balance sheet a lease liability to make lease payments and a right-of-use asset. The standard provides for practical expedients in implementing the standard under the modified retrospective approach. The practical expedients will, in effect, allow an entity to continue to account for leases that commence before the effective date in accordance with the previous standard, unless the lease is modified, except that lessees are required to recognize a right-of-use asset and a lease liability for all operating leases. The standard is effective for annual periods beginning after December 15, 2018, and including interim periods within those annual periods. Early adoption is permitted. The Partnership expects to apply the modified retrospective approach and does not expect material effects on the accounting for leases applied in the consolidated financial statements. The Partnership is currently assessing the impact of the disclosure requirements will have on the consolidated financial statements.

Refer to the audited consolidated financial statements for the year ended December 31, 2016 in our Annual Report for additional information on recent accounting pronouncements.

There are no accounting pronouncements effective for the period, whose adoption had a material impact on the consolidated financial statements in the current period.